Loans - Schedule of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Effective yield	4.78%	4.57%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 3,614,725	$ 4,049,457
Less specific allowance for credit losses	(44,247)	(49,302)
Loans, net of allowance for credit losses	3,570,478	4,000,155
Less specific allowance for credit losses	(11,738)	(19,105)	$ (18,811)
Less general allowance for credit losses	(32,509)	(30,197)	(28,671)
Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,945,204	2,131,802
Loans, net of allowance for credit losses	1,909,093	2,096,624
Less specific allowance for credit losses	(11,161)	(15,002)
Less general allowance for credit losses	(24,950)	(20,176)
Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,669,521	1,917,655
Loans, net of allowance for credit losses	1,661,385	1,903,531
Less specific allowance for credit losses	(577)	(4,103)
Less general allowance for credit losses	(7,559)	(10,021)
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	469,596	608,620
Less specific allowance for credit losses	(577)	(590)
Loans, net of allowance for credit losses	469,019	608,030
Less specific allowance for credit losses	(577)	(590)	(417)
Less general allowance for credit losses	(2,800)	(8,133)	(7,414)
Commercial loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	247,269	359,239
Less specific allowance for credit losses	(577)	(590)
Loans, net of allowance for credit losses	246,692	358,649
Commercial loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	222,327	249,381
Less specific allowance for credit losses	0	0
Loans, net of allowance for credit losses	222,327	249,381
Commercial loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	25,361	40,733
Commercial loans | Overdrafts | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	22,594	34,997
Commercial loans | Overdrafts | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,767	5,736
Commercial loans | Governments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	112,412	225,178
Commercial loans | Governments | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	94,504	202,776
Commercial loans | Governments | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	17,908	22,402
Commercial loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	331,823	342,709
Commercial loans | Commercial and industrial | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	130,171	121,466
Commercial loans | Commercial and industrial | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	201,652	221,243
Commercial real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	610,507	678,976
Less specific allowance for credit losses	(750)	(2,951)
Loans, net of allowance for credit losses	609,757	676,025
Less specific allowance for credit losses	(750)	(2,951)	(1,822)
Less general allowance for credit losses	(15,474)	(3,561)	(4,098)
Commercial real estate loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	388,482	421,143
Less specific allowance for credit losses	(750)	(727)
Loans, net of allowance for credit losses	387,732	420,416
Commercial real estate loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	222,025	257,833
Less specific allowance for credit losses	0	(2,224)
Loans, net of allowance for credit losses	222,025	255,609
Commercial real estate loans | Commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	581,622	665,369
Commercial real estate loans | Commercial mortgage | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	363,982	415,747
Commercial real estate loans | Commercial mortgage | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	217,640	249,622
Commercial real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	28,885	13,607
Commercial real estate loans | Construction | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	24,500	5,396
Commercial real estate loans | Construction | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	4,385	8,211
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	198,089	227,821
Less specific allowance for credit losses	(278)	(274)
Loans, net of allowance for credit losses	197,811	227,547
Less specific allowance for credit losses	(278)	(274)	(355)
Less general allowance for credit losses	(687)	(2,489)	(2,442)
Consumer loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	103,985	108,199
Less specific allowance for credit losses	(275)	(274)
Loans, net of allowance for credit losses	103,710	107,925
Consumer loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	94,104	119,622
Less specific allowance for credit losses	(3)	0
Loans, net of allowance for credit losses	94,101	119,622
Consumer loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	5,582	12,915
Consumer loans | Overdrafts | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,380	4,750
Consumer loans | Overdrafts | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,202	8,165
Consumer loans | Automobile financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	19,982	19,864
Consumer loans | Automobile financing | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	13,077	12,308
Consumer loans | Automobile financing | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	6,905	7,556
Consumer loans | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	78,541	78,958
Consumer loans | Credit card | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	57,730	59,119
Consumer loans | Credit card | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	20,811	19,839
Consumer loans | Other consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	93,984	116,084
Consumer loans | Other consumer | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	30,798	32,022
Consumer loans | Other consumer | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	63,186	84,062
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,336,533	2,534,040
Less specific allowance for credit losses	(10,133)	(15,290)
Loans, net of allowance for credit losses	2,326,400	2,518,750
Less specific allowance for credit losses	(10,133)	(15,290)	(16,217)
Less general allowance for credit losses	(13,548)	(16,014)	$ (14,717)
Residential mortgage loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,205,468	1,243,221
Less specific allowance for credit losses	(9,559)	(13,411)
Loans, net of allowance for credit losses	1,195,909	1,229,810
Residential mortgage loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,131,065	1,290,819
Less specific allowance for credit losses	(574)	(1,879)
Loans, net of allowance for credit losses	$ 1,130,491	$ 1,288,940